SHORT-TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of long-term debt

(in thousands of $)	2019	2018
Long-term debt:
Norwegian kroner 900 million senior unsecured floating rate bonds due 2019	—	77,722
Norwegian kroner 500 million senior unsecured floating rate bonds due 2020	56,910	57,829
5.75% senior unsecured convertible bonds due 2021	212,230	212,230
Norwegian kroner 700 million senior unsecured floating rate bonds due 2023	79,674	69,395
4.875% senior unsecured convertible bonds due 2023	148,300	151,700
Norwegian kroner 700 million senior unsecured floating rate bonds due 2024	79,674	—
Borrowings secured on Frontline shares	36,763	—
U.S. dollar denominated floating rate debt due through 2025	1,013,626	891,471
Total debt principal	1,627,177	1,460,347
Less: unamortized debt issuance costs	(19,089)	(23,267)
Less: current portion of long-term debt	(253,059)	(267,149)
Total long-term debt	1,355,029	1,169,931

Schedule of maturities of debt
The outstanding debt as of December 31, 2019, is repayable as follows:

Year ending December 31,	(in thousands of $)
2020	253,059
2021	523,156
2022	265,106
2023	299,650
2024	282,033
Thereafter	4,173
Total debt principal	1,627,177